Note 16 - Investment Securities	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of investment securities [text block]
16.	INVESTMENT SECURITIES

	2020	2019

Debt held-to-maturity (i)	213.9	163.6
Non-current investments in securities	213.9	163.6

Financial assets at fair value through profit or loss-held for trading	1,700.0	14.6
Current investments in securities	1,700.0	14.6

Total	1,913.9	178.2

(i) The balance refers substantially to Bank Deposit Certificates (“CDBs”) linked to tax incentives and do not
have immediate convertibility into a known amount of cash.